Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues
Service revenues and other	$ 114,696	$ 116,122	$ 112,454
Wireless equipment revenues	16,924	10,957	8,096
Total Operating Revenues	131,620	127,079	120,550
Operating Expenses
Cost of services (exclusive of items shown below)	29,438	28,306	28,534
Wireless cost of equipment	23,119	21,625	16,353
Selling, general and administrative expense	29,986	41,016	27,089
Depreciation and amortization expense	16,017	16,533	16,606
Total Operating Expenses	98,560	107,480	88,582
Operating Income	33,060	19,599	31,968
Equity in (losses) earnings of unconsolidated businesses	(86)	1,780	142
Other income and (expense), net	186	(1,194)	(166)
Interest expense	(4,920)	(4,915)	(2,667)
Income Before Provision For Income Taxes	28,240	15,270	29,277
Provision for income taxes	(9,865)	(3,314)	(5,730)
Net Income	18,375	11,956	23,547
Net income attributable to noncontrolling interests	496	2,331	12,050
Net income attributable to Verizon	$ 17,879	$ 9,625	$ 11,497
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 4.38	$ 2.42	$ 4.01
Weighted-average shares outstanding (in millions)	4,085	3,974	2,866
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 4.37	$ 2.42	$ 4.00
Weighted-average shares outstanding (in millions)	4,093	3,981	2,874